N-6	Aug. 23, 2023
Prospectus:
Document Type	N-6
Entity Registrant Name	PRINCIPAL LIFE INSURANCE CO VARIABLE LIFE SEP ACCOUNT
Entity Central Index Key	0000812797
Entity Investment Company Type	N-6
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Item 18. Portfolio Companies (N-6) [Text Block]
APPENDIX - UNDERLYING FUNDS AVAILABLE UNDER THE POLICY
Delete the row for American Century VP Value - Class II in the table and replace with the following:

Fund Company and Fund Name and Class	Fund Type	Advisor/ Sub-Advisor	Current Expense Ratio	Average Annual Total Returns
				1 yr	5 yr	10 yr
American Century VP Value - Class II*	Large US Equity	American Century Investment Management, Inc.	0.86%	0.31%	7.68%	10.41%

Portfolio Companies [Table Text Block]

Fund Company and Fund Name and Class	Fund Type	Advisor/ Sub-Advisor	Current Expense Ratio	Average Annual Total Returns
				1 yr	5 yr	10 yr
American Century VP Value - Class II*	Large US Equity	American Century Investment Management, Inc.	0.86%	0.31%	7.68%	10.41%

C000018257 [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Century VP Value - Class II*
Portfolio Company Objective [Text Block]	Large US Equity
Portfolio Company Adviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	0.31%
Average Annual Total Returns, 5 Years [Percent]	7.68%
Average Annual Total Returns, 10 Years [Percent]	10.41%